EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended June 30, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	42.38%
From	01-Jun-17	15-Jun-17	17-Jul-17	Floating Allocation Percentage at Month-End	85.21%
To	30-Jun-17	17-Jul-17
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	32
Excess Receivables	$315,758,156.66		A1 LIBOR	1.158890%
			A1 Applicable Margin	0.640000%
Total Collateral	2,291,076,156.66			1.798890%

Collateral as Percent of Notes	143.19%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	1,359,161.33	1.36
			Principal A1	-	-
	NMOTR
	Total Pool				1.36
Beginning Gross Principal Pool Balance	$6,151,712,952.65					1.68%
Total Principal Collections	$(2,337,471,867.49)			Actual	Per $1000
Investment in New Receivables	$2,291,185,115.73		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(36,364,948.11)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	2,321,661.33
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(656,980,087.87)		Excess Cash Flow	2,148,257.39
Less Servicing Adjustment	$(6,507,137.49)
Ending Balance	$5,405,574,027.42

SAP for Next Period	42.38%		Reserve Account

Average Receivable Balance	$5,433,578,973.32		Required Balance	$8,000,000.00
Monthly Payment Rate	43.02%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$16,934,916.23			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.86%
Recoveries on Receivables Written Off	0.00
Total Available	$16,934,916.23		Pass / Fail	PASS